Non-controlling interest (Tables)	6 Months Ended
Feb. 29, 2024
Notes and other explanatory information [abstract]
Schedule of summarized financial information

	Three months ended February 29,	Three months ended February 28,	Six months ended February 29,	Six months ended February 28,
Income Statement	2024	2023	2024	2023
Revenue	$7,984	$10,098	$17,388	$19,816
Depreciation	428	294	912	487
Accretion expense	157	208	297	371
Income tax expense	881	1,178	2,072	2,664
Comprehensive income for the period	1,867	2,998	3,928	6,660

Statement of Financial Position	February 29, 2024	August 31, 2023
Current assets	$9,314	$11,238
Non-current assets	69,872	64,762
Current liabilities	(13,359)	(12,113)
Non-current liabilities	(6,878)	(5,301)
Advances from parent, net	(32,392)	(36,049)

	Six months ended February 29,	Six months ended February 28,
Statement of Cash Flows	2024	2023
Cash provided by operating activities	$8,719	$13,964
Cash used in investing activities	(5,430)	(10,234)
Cash used in financing activities	(3,819)	(742)